Risk management - Disclosure Details Of Financial Contracts One (Detail) - 12 months ended Dec. 31, 2020	bbl	$ / bbl	$ / bbl
Oil [member] | Jan – Mar 2021 | WTI [member]
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	542
Term	Jan – Mar 2021
Pricing | $ / bbl			55.54
Oil [member] | Apr – Jun 2021 | WTI [member]
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	571
Term	Apr – Jun 2021
Pricing | $ / bbl			59.04
Light Oil Differential [member] | Apr – Jun 2021
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	1,230
Term	Apr – Jun 2021
Pricing		5.82	5.51
Light Oil Differential [member] | Apr – Jun 2021 | Term Period One [Member]
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	1,245
Light Oil Differential [member] | Jul - Sep 2021
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	1,539
Term	Jul – Sep 2021
Pricing		4.42	4.00
Light Oil Differential [member] | Jul - Sep 2021 | Term Period Two [Member]
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	1,556
Heavy Oil Differential Member [Member] | Jul - Sep 2021
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	564
Term	Jul – Sep 2021
Pricing | $ / bbl		14.85